Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [abstract]
Dividends paid, ordinary shares per share	$ 6.16	$ 5.6	$ 5.6